Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summary of significant accounting policies (Textuals)
Capitalized costs amortized estimated useful lives	3 and 5 years
Minimum presumed income tax, description	The MPIT provision is calculated on an individual entity basis at the statutory asset tax rate of 1% and is based upon the taxable assets of each company as of the end of the year, as defined by Argentine law. Any excess of the MPIT over the income tax may be carried forward and recognized as a tax credit against future income taxes payable over a 10-year period. When the Group assesses that it is probable that it will use the MPIT payment against future taxable income tax charges within the applicable 10-year period, the Group recognizes the MPIT as a current or non-current receivable, as applicable, within “Trade and other receivables” in the statements of financial position.
Percentage of devaluation currency rate	66.00%	47.00%	74.00%
Voting rights, percentage	50.00%
Equity attributable to non-controlling interest, percentage	20.00%
Estimated useful lives	5 years
Lessees, description	(i) a base monthly rent (the “Base Rent”) and (ii) a specific percentage of gross monthly sales recorded by the Lessee (the “Contingent Rent”), which generally ranges between 2% and 12% of the lessees’ gross sales. Moreover, in accordance with agreements entered for most locations, the Base Rent is subject to scheduled increases, typically between 10% and 24% annually over the term of the lease.
Associates [Member]
Summary of significant accounting policies (Textuals)
Equity attributable to non-controlling interest, percentage	20.00%
Equity earnings joint ventures, percentage	20.00%
Joint arrengements [Member]
Summary of significant accounting policies (Textuals)
Equity attributable to non-controlling interest, percentage	20.00%
Equity earnings joint ventures, percentage	20.00%
Bottom of Range [Member]
Summary of significant accounting policies (Textuals)
Voting rights, percentage	20.00%
Top of Range [Member]
Summary of significant accounting policies (Textuals)
Voting rights, percentage	50.00%